Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Mar. 01, 2016
Document Effective Date	Mar. 01, 2016
Prospectus Date	Mar. 01, 2016
Trading Symbol	PMPT